Property, Plant and Equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Minimum | Building and improvements [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Machinery [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Research and development equipment [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Minimum | Office furniture and equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Others [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Maximum | Building and improvements [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	16 years
Maximum | Machinery [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Research and development equipment [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Maximum | Office furniture and equipment
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Maximum | Others [Member]
IFRS Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years